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                                 HIGHMARK FUNDS

                                  EQUITY FUNDS
                               FIXED INCOME FUNDS

                        SUPPLEMENT DATED MAY 15, 1998 TO
                RETAIL SHARES PROSPECTUS DATED NOVEMBER 30, 1997

                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE
    CAPITALIZED TERMS USED HEREIN HAVE THE SAME MEANING AS IN THE PROSPECTUS

  This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with such Prospectus.

  The sales load imposed on purchases of Class A Shares by customers who purchase Shares without the assistance of an investment professional ("Fund Direct"), will be waived from May 15, 1998 through August 31, 1998. All subsequent purchases of Class A Shares by Fund Direct customers who have opened accounts or bought Shares between May 15, 1998 and August 31, 1998 will also be executed without the imposition of the front-end sales charge.